OTHER COMMITMENTS AND CONTINGENCIES - Legal Proceedings and Claims (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 DCLAP claim [Member]	May 01, 2013 DCLAP claim [Member]	Dec. 31, 2013 Potential litigation NR Satu related claim	Jan. 31, 2011 Damages from early charter termination Golar Viking related claim	Feb. 15, 2013 Damages from early charter termination Pending litigation Golar Viking related claim	Feb. 15, 2013 Maximum [Member] Damages from early charter termination Pending litigation Golar Viking related claim
Legal proceedings and claims:
Loss Contingency, Range of Possible Loss, Minimum			$ 2
Loss Contingency, Range of Possible Loss, Maximum			4.8
Estimate of possible loss					20.9	20.9
Duration of charter				15 months
Loans Receivable, Net	9.1	12.0
Proceeds from Collection of Loans Receivable	$ 2.5